Other (Income) Expense, Net	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2021
Other Income and Expenses [Abstract]
Other Expense, Net
Note 14—Other (Income) Expense, Net
Other (income) expense, net was as follows (in thousands):

	Three Months Ended December 31,		Nine Months Ended December 31,
	2021	2020	2021	2020
Loss from equity method investment	$—	$—	$—	$3,750
Interest income	(66)	(159)	(199)	(1,359)
Interest expense	1,501	737	5,566	2,136
Other income	(2,464)	(6,366)	(2,838)	(8,230)

Total	$(1,029)	$(5,788)	$2,529	$(3,703)

Note 17—Other Expense, Net
Other expense, net from continuing operations was as follows (in thousands):

	Years Ended March 31,
	2021	2020
Loss from equity method investment	$3,750	$21,386
Interest income	(1,418)	(17,990)
Interest expense	2,809	7,683
Other expense	3,560	2,543

Total	$8,701	$13,622